INTANGIBLE ASSETS - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in intangible assets other than goodwill
Intangible assets other than goodwill	$ 1,188	$ 1,141
Acquisitions	67	17
Disposals	(2)	0
Amortization	(17)	(8)
Foreign currency translation	(58)	82
Reclassification to assets held for sale and other	(3)	(44)
Intangible assets other than goodwill	$ 1,179	$ 1,188